9. Income tax (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfDeferredIncomeTaxLiabilitiesLineItems [Line Items]
Deferred income tax liabilities	$ 703,744	$ 1,136,481
Total	(697,462)	(1,136,481)	$ (770,737)
Continuing operations
DisclosureOfDeferredIncomeTaxLiabilitiesLineItems [Line Items]
Deferred income tax assets	107,544	105,772
Deferred income tax liabilities	(811,288)	(1,242,254)
Discontinued operations
DisclosureOfDeferredIncomeTaxLiabilitiesLineItems [Line Items]
Deferred income tax assets	41,023	0
Deferred income tax liabilities	$ (34,741)	$ 0